Cash and cash equivalents - Disclosure of composition of cash and cash equivalents (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash and cash equivalents [abstract]
Cash in hand	€ 3	€ 3
Cash at bank	286,530	346,639
Short-term bank deposits (maximum maturity of 3 months)	0	0
Restricted cash	2,898	44	€ 41
CASH AND CASH EQUIVALENTS	€ 289,430	€ 346,686	€ 204,435